Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | Segment	1
Impairment of long-lived assets	$ 0	$ 0
Material adjustments	0	0
Conversion into either preferred or common stock	45,000,000
Conversion into either preferred or common stock	45,000,000
IPO offering costs	713,000	1,966,000
Costs related to issue IPO		4,705,000
Transactions from nonowner sources	$ 0
IPO
Summary Of Significant Accounting Policies [Line Items]
IPO offering costs		1,300,000	$ 3,400,000
Costs related to issue IPO		$ 4,700,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years